Other Current and Non-Current Assets (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Ownership percentage	100.00%
Legal ownership interests description	The Company owns 100% of legal ownership interests in equipment, hardware, and software acquired for research and development of the product, and is entitled to 50% of ownership in vehicular terminal along with applicable intellectual properties, patents, and technical know-hows. In addition, the Company will share 50% new media advertising revenue generated from the vehicular terminal with the vendor. The development of vehicular terminal is expected to be completed by September 30, 2020. If the Company's share of new media advertising revenue generated from vehicular terminal does not reach certain threshold until April 30, 2021, 50% of the funding plus applicable interest shall be repaid on or before June 30, 2021 and remaining balance plus applicable interest shall be repaid in a three-year period. Once the vendor fully repays the total funding plus applicable interest, the vendor will own 100% the title of the vehicular terminal and related equipment.
U.S [Member]
Advances to a vendor	$ 4,300,000
Total commitment	4,300,000
RMB [Member]
Advances to a vendor	30,000,000
Total commitment	$ 30,000,000